ABRDN FUNDS

abrdn Global High Income Fund

(the “Fund”)

Supplement dated October 18, 2022 to the Fund’s Summary Prospectus,

Statutory Prospectus (“Prospectus”) and Statement of Additional Information (“SAI”),

each dated February 28, 2022, as supplemented to date

Effective immediately, all references to Arthur Milson in the Summary Prospectus, Prospectus and SAI are deleted.

Please retain this supplement for future reference.